Derivatives (Derivatives Associated with Capital Markets Trading Activities) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Customer Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	$ 1,754,939,000	$ 1,786,532,000
Assets	76,614,000	76,980,000
Liabilities	3,681,000	11,214,000
Offsetting Upstream Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,754,939,000	1,786,532,000
Assets	3,681,000	11,214,000
Liabilities	76,614,000	76,980,000
Put Option [Member] | LongMember
Derivative Instruments, Gain (Loss) [Line Items]
Notional	15,000,000	5,000,000
Assets	12,000	9,000
Liabilities	0	0
Forwards And Futures Purchased [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	884,439,000	1,278,331,000
Assets	1,383,000	2,489,000
Liabilities	459,000	824,000
Forwards And Futures Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,175,667,000	1,445,656,000
Assets	962,000	531,000
Liabilities	$ 1,576,000	$ 3,519,000